UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-21403

Western Asset/Claymore U.S. Treasury

Inflation Protected Securities Fund

(Exact Name of Registrant as Specified In Its Charter)

Address of Principal Executive Offices:	385 East Colorado Boulevard
Pasadena, CA 91101

Name and address of agent for service:	Gregory B. McShea
385 East Colorado Boulevard
Pasadena, CA 91101

Registrant’s telephone number, including area code: (626) 844-9400

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

Item 1 – Schedule of Investments

Portfolio of Investments

September 30, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

	RATE	MATURITY DATE	PAR/SHARES	VALUE
Long-Term Securities — 158.6%
U.S. Government and Agency Obligations — 131.6%
Fixed Rate Securities — 2.6%
United States Treasury Bonds	2.375%	1/15/25	10,105	10,811

Indexed Securities A — 129.0%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	4,826	4,703
United States Treasury Inflation-Protected Security	3.500%	1/15/11	31,767	34,988	B
United States Treasury Inflation-Protected Security	3.000%	7/15/12	66,853	72,750
United States Treasury Inflation-Protected Security	2.000%	1/15/14	317,472	324,081
United States Treasury Inflation-Protected Security	2.000%	7/15/14	51,823	52,938
United States Treasury Inflation-Protected Security	1.625%	1/15/15	29,621	29,269
United States Treasury Inflation-Protected Security	1.875%	7/15/15	9,994	10,082

				528,811

Total U.S. Government and Agency Obligations (Identified Cost-$535,643)				539,622

Corporate Bonds and Notes — 22.7%
Aerospace/Defense — 0.3%
The Boeing Company	6.125%	2/15/33	1,150	1,260

Automotive — 3.5%
Ford Motor Company	7.450%	7/16/31	7,435	5,799
Ford Motor Company	8.900%	1/15/32	2,175	1,832
General Motors Corporation	8.375%	7/15/33	8,355	6,517

				14,148

Banking and Finance — 0.3%
Fuji Co., Ltd.	9.870%	12/31/49	1,025	1,144	C, D

Cable — 0.5%

Comcast Corporation	6.500%	1/15/15	1,900	2,052

Chemicals — 0.7%
The Dow Chemical Company	7.375%	11/1/29	2,435	2,973

Computer Services and Systems — 1.1%
Electronic Data Systems Corporation	7.450%	10/15/29	4,225	4,429

Electric — 2.0%
Dominion Resources, Inc.	6.250%	6/30/12	1,665	1,765
FirstEnergy Corp.	7.375%	11/15/31	5,375	6,304

				8,069

Energy — 1.5%
CenterPoint Energy, Inc.	6.850%	6/1/15	510	561
Duke Energy Corporation	6.450%	10/15/32	1,150	1,243
Pacific Gas and Electric Company	6.050%	3/1/34	4,000	4,162

				5,966

Environmental Services — 1.5%
Waste Management, Inc.	7.750%	5/15/32	4,995	6,141

Food, Beverage and Tobacco — 1.9%
Altria Group, Inc.	7.750%	1/15/27	3,455	4,029
Kraft Foods Inc.	6.500%	11/1/31	2,175	2,413
Tyson Foods, Inc.	7.000%	1/15/28	1,280	1,399

				7,841

Media — 1.5%
News America Incorporated	7.625%	11/30/28	1,790	2,058
Time Warner Inc.	7.700%	5/1/32	3,500	4,144

				6,202

Medical Care Facilities — 0.9%
HCA, Inc.	5.750%	3/15/14	4,000	3,813

Oil and Gas — 2.7%
Amerada Hess Corporation	7.300%	8/15/31	3,000	3,500
Amerada Hess Corporation	7.125%	3/15/33	895	1,024
Conoco Inc.	6.950%	4/15/29	900	1,096
Devon Energy Corporation	7.950%	4/15/32	3,300	4,207

Kinder Morgan Energy Partners, L.P.	7.300%	8/15/33	900	1,044

				10,871

Paper and Forest Products — 0.5%
Weyerhaeuser Company	7.375%	3/15/32	1,700	1,923

Photo Equipment and Supplies — 0.3%
Eastman Kodak Company	7.250%	11/15/13	1,200	1,138

Special Purpose — 3.1%
DaimlerChrysler NA Holding Corporation	8.500%	1/18/31	3,840	4,649
Sprint Capital Corporation	8.750%	3/15/32	4,610	6,182
Verizon Global Funding Corp.	7.750%	6/15/32	1,665	2,032

				12,863

Telecommunications (Cellular/Wireless) — 0.4%
New Cingular Wireless Services Inc.	8.750%	3/1/31	1,410	1,903

Total Corporate Bonds and Notes (Identified Cost - $91,668) — 131.7%				92,736

Yankee Bonds E — 4.1%
Foreign Governments — 3.1%
Russian Federation	5.000%	3/31/30	6,200	7,124	D
United Mexican States	11.500%	5/15/26	1,410	2,263
United Mexican States	8.300%	8/15/31	470	588
United Mexican States	7.500%	4/8/33	2,290	2,656

				12,631

Manufacturing (Diversified) — N.M.
Tyco International Group SA	6.375%	10/15/11	10	11

Special Purpose — 1.0%
Deutsche Telekom International Finance BV	8.750%	6/15/30	2,175	2,808
UFJ Finance Aruba AEC	6.750%	7/15/13	1,025	1,126

				3,934

Total Yankee Bonds (Identified Cost - $14,968)				16,576

Preferred Stocks — 0.2%
Fannie Mae	17 shs	915	F

Total Preferred Stocks (Identified Cost - $835)		915

Total Long-Term Securities (Identified Cost - $643,114)	622,073	649,849
Short Term Securities — 0.5%
Repurchase Agreements — 0.5%
Lehman Brothers, Inc. 3.7%, dated 09/30/05, to be repurchased at $2,162 on 10/3/05 (Collateral: $1,640 Tennessee Valley Authority bonds, due 5/1/30, value $2,204)	2,161	2,161

Total Short Term Securities (Identified Cost - $2,161)		2,161
Total Investments (Identified Cost - $645,275) — 159.1%		652,010
Other Assets Less Liabilities — (9.1)%		(37,148)
Liquidation Value of Preferred Shares — (50.0)%		(205,000)

Net Assets — 100.0%		$409,862

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts Written
U.S. Treasury Bond Futures	December 2005	38	$76
U.S. Treasury Note Futures	December 2005	606	925

			$1,001

A	Treasury Inflation-Protected Security - Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

B	Collateral to cover futures contracts written.

C	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. This security represents 0.3% of net assets.

D	Stepped coupon security - A security with a predetermined schedule of interest or divident rate changes, at which time it begins to accrue interest or pay dividends.

E	Yankee Bond - A dollar denominated bond issued in the U.S. by foreign entities.

F	Indexed security - The rate of interest earned on this security is tied to the London Interbank Offered Rate (“LIBOR”). The coupon rate is the rate as of September 30, 2005.

N.M. Not meaningful

Security Valuation

Securities owned by the Funds for which market quotations are readily available are valued at current market value. Current market value means the last sale price of the day or, in the absence of any such sales, the bid price obtained from quotation reporting systems, pricing services or other approved methods. Other assets and securities for which no quotations are readily available are valued at fair value pursuant to procedures adopted by the Board of Trustees. The factors considered in making such valuations are subject to change over time and reviewed periodically. The values assigned to fair valued investments are based on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.

Options, Futures and Swap Agreements

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are generally priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (the “Registrant”) have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

By:	/s/ RANDOLPH L. KOHN
Randolph L. Kohn
President

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RANDOLPH L. KOHN
Randolph L. Kohn
President

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

Date: November 29, 2005

By:	/s/ MARIE K. KARPINSKI
Marie K. Karpinski
Treasurer and Principal Financial and Accounting Officer

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

Date: November 25, 2005